INVESTMENTS IN ASSOCIATES (Details 2 Parenthetical) $ in Thousands, $ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Oct. 11, 2022 USD ($)	Oct. 11, 2022 ARS ($)	Nov. 30, 2022 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 ARS ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 USD ($)	Jan. 12, 2021 USD ($)
Statement [Line Items]
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities				$ 0		$ 47,988		$ 0
Maderas Arauco S.A. [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates						7,759	$ 5,925,000
Puertos y logistica s.a. [Member]
Statement [Line Items]
Carrying Amount Of Investment									$ 3,197
Agrícola Fresno [Membe] | Forestal Arauco S.A. [Member]
Statement [Line Items]
Investment in shares of associates made during the period | shares			1,490,400	6,399,520	6,399,520
Non monetary assets transferred to associates in consideration for acquiring interest in associates				$ 31,998		7,452
Florestal Vale Do Corisco SA [Member] | Arauco Forest do Brasil SA [Member]
Statement [Line Items]
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities	$ 1,878	$ 9,800,000
Falcão MS SPE S.A., [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates					$ 49,985	$ 9,664
Falcão MS SPE S.A., [Member] | Arauco Participaes Florestais Ltda [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates				$ 9,664	$ 49,985
Investment in shares of associates made during the period | shares				49,984,900	49,984,900